Non-financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discount Rate | One Percentage Point Increase
Statement [Line Items]
Effect On The Benefit Obligation	$ (72,806)	$ (70,858)
Discount Rate | One Percentage Point Decrease
Statement [Line Items]
Effect On The Benefit Obligation	85,384	83,120
Annual Salary Assumed | One Percentage Point Increase
Statement [Line Items]
Effect On The Benefit Obligation	79,533	77,317
Annual Salary Assumed | One Percentage Point Decrease
Statement [Line Items]
Effect On The Benefit Obligation	$ (69,087)	$ (67,132)